Pay vs Performance Disclosure - USD ($)		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

Pay vs. Performance Table

The following table reports the compensation of the Company’s Principal Executive Officer (“PEO”), referred elsewhere in this Proxy Statement as our Chief Executive Officer and President, and the average compensation of the Company’s other named executive officers (as reported in the Summary Compensation Table under “EXECUTIVE COMPENSATION” for the past three fiscal years), as well as their “compensation actually paid” as calculated pursuant to Item 402(v) of Regulation S-K as adopted by the SEC and certain performance measures required thereunder.

Fiscal Year[1]	Summary Compensation Table Total for Walter P. Glazer, Jr., Former Principal Executive Officer (PEO-1)[2]	Compensation Actually Paid to PEO-1	Summary Compensation Table Total for Armin Boehm., Former Principal Executive Officer (PEO-2)[3]	Compensation Actually Paid to PEO-2	Summary Compensation Table Total for Patrick J. Griffin, Current Principal Executive Officer (PEO-3)[4]	Compensation Actually Paid to PEO-3	Average Summary Compensation Table Total for non-PEO Named Executive Officers (NEOs)[5]	Average Compensation Actually Paid to NEOs	Value of initial fixed $100 investment based on Total Shareholder Return[6]	Company Net Income for the Fiscal Year
2025	$550,573	$529,201[7]	$2,726,763	$1,656,406[7]	$488,161	$478,831[7]	$694,531	$684,269[7]	$148.72	$13,701,000
2024	$1,665,978	$900,236[8]	N/A	N/A	N/A	N/A	$549,102	$491,250[8]	$150.59	$12,986,000
2023	$1,757,737	$3,299,422[9]	N/A	N/A	N/A	N/A	$460,750	$577,249[9]	$201.77	$9,829,000

[1] The Company’s 2025, 2024 and 2023 fiscal years ended on December 31, 2025, December 31, 2024 and December 31, 2023, respectively. All numbers reported in this table relate to the applicable fiscal year.

2 Mr. Glazer served as the Company’s Chief Executive Officer and President from January 1, 2022 until his retirement effective March 31, 20225. He previously served as Interim Chief Executive Officer and President from February 19, 2021 through December 31, 2021. He also served as Chairman of the Board of Directors at all such times and continues in the role currently. Mr. Glazer’s 2025 compensation includes $184,195 received for services as a Company director after his retirement as an executive officer.

3 Mr. Boehm served as the Company’s Chief Executive Officer and President from April 1, 2025 until October 29, 2025. Mr. Boehm’s 2025 compensation includes $805,351 in severance benefits.

4 Mr. Griffin commenced service as the Company’s Interim Chief Executive Officer and President on October 29, 2025 and now serves as the Company’s full-time Chief Executive Officer and President. Previously, Mr. Griffin served as the Company’s Vice President, Corporate Development and Investor Relations since August 2012, and in other roles since 2002. His compensation for fiscal years 2024 and 2023 is included in the calculations for compensation for non-PEO named executive officers. Approximately $375,000 of Mr. Griffin’s 2025 compensation relates to the ten months prior to his becoming the Company’s Interim Chief Executive Officer and President.

[5] The non-PEO named executive officer in the Company’s 2025 fiscal year consisted of Stephen R. Wawrin, , the Company’s Chief Financial Officer, Vice President Finance, and Secretary. In each of the Company’s 2024 and 2023 fiscal years, the non-PEO named executive officers were Mr. Wawrin and Mr. Griffin.

[6] Calculated based upon the closing price of a share of the Company’s common stock on the last day of its 2022, 2023, 2024 and 2025 fiscal years, which prices were $10.18, $20.09, $14.28 and 13.49, respectively.

Adjustment To PEO Compensation, Footnote

[7] The amounts reported as “Compensation Actually Paid” in 2025 to Messrs. Glazer, Boehm, Griffin and Wawrin have been calculated in accordance with Item 402(v) of SEC Regulation S-K. As required by Item 402(v), the following adjustments were made to each such individual’s 2025 total compensation in order to compute “compensation actually paid”:

	Walter P. Glazer, Jr. (PEO-1)	Armin Boehm (PEO-2)	Patrick J. Griffin (PEO-3)	Average NEOs
Total Compensation Reported in Summary Compensation Table(a)	$550,573	$2,726,763	$488,161	$694,531
Minus Fair Value of Equity Awards made in 2025(b)	(309,938)	(1,070,357)	(206,504)	(89,880)
Plus Fair Value of Equity Awards granted in 2025 that are outstanding and unvested at end of 2025(c)	173,293	0	74,465	80,940
Plus Change in Fair Value of Equity Awards granted prior to 2025 that are outstanding and unvested at end of 2025(d)	(52,195)	0	(4,780)	(5,986)
Plus Fair Value of Equity Awards granted in 2025 that vested in 2025(e)	118,000	0	123,814	0
Plus Change in Fair Value of Equity Awards granted prior to 2025 that vested in 2025(f)	49,468	0	3,675	4,664
Minus Fair Value of Equity Awards granted prior to 2025 that failed to meet applicable vesting conditions	0	0	0	0
Total	$529,201	$1,656,406	$478,831	$684,269

(a) See Column (k) of Summary Compensation Table under “EXECUTIVE COMPENSATION”.

(b) See Columns (e) and (g) of Summary Compensation Table under “EXECUTIVE COMPENSATION”.

(c) Calculated based on 12/31/25 stock price ($13.49).

(d) Calculated based on difference between 12/31/25 stock price ($13.49) and 12/31/24 stock price ($14.28).

(e) Calculated based on vesting date stock price. See footnotes to Summary Compensation Table under “EXECUTIVE COMPENSATION”.

(f) Calculated based on difference between vesting date stock price and 12/31/24 stock price ($14.28).

[8] The amounts reported as “Compensation Actually Paid” in 2024 to Messrs. Glazer, Wawrin and Griffin have been calculated in accordance with Item 402(v) of SEC Regulation S-K. As required by Item 402(v), the following adjustments were made to each such individual’s 2024 total compensation in order to compute “compensation actually paid”:

	Walter P. Glazer, Jr. (PEO)	Average NEOs
Total Compensation Reported in Summary Compensation Table(a)	$1,665,978	$549,102
Minus Fair Value of Equity Awards made in 2024(b)	(736,509)	(86,535)
Plus Fair Value of Equity Awards granted in 2024 that are outstanding and unvested at end of 2024(c)	820,386	96,390
Plus Change in Fair Value of Equity Awards granted prior to 2024 that are outstanding and unvested at end of 2024(d)	(572,813)	(38,988)
Plus Fair Value of Equity Awards granted in 2024 that vested in 2024(e)	0	0
Plus Change in Fair Value of Equity Awards granted prior to 2024 that vested in 2024(f)	(276,806)	(28,719)
Minus Fair Value of Equity Awards granted prior to 2024 that failed to meet applicable vesting conditions	0	0
Total	$900,236	$491,250

(a) See Column (k) of Summary Compensation Table under “EXECUTIVE COMPENSATION.”

(b) See Column (g) of Summary Compensation Table under “EXECUTIVE COMPENSATION.”

(c) Calculated based on 12/31/24 stock price ($14.28).

(d) Calculated based on difference between 12/31/24 stock price ($14.28) and 12/31/23 stock price ($20.09).

(e) Calculated based on vesting date stock price. See Column (e) of Summary Compensation Table under “EXECUTIVE COMPENSATION”.

(f) Calculated based on difference between vesting date stock price and 12/31/23 stock price ($20.09).

[9] The amounts reported as “Compensation Actually Paid” in 2023 to Messrs. Glazer, Wawrin and Griffin have been calculated in accordance with Item 402(v) of SEC Regulation S-K. For purposes of this footnote 9, except as otherwise noted, see the Company’s 2024 Proxy Statement for all references to the Summary Compensation Table under “EXECUTIVE COMPENSATION”. As required by Item 402(v), the following adjustments were made to each such individual’s 2023 total compensation in order to compute “compensation actually paid”:

	Walter P. Glazer, Jr. (PEO)	Average NEOs
Total Compensation Reported in Summary Compensation Table(a)	$1,757,737	$460,750
Minus Fair Value of Equity Awards made in 2023(b)	(1,346,873)	(145,200)
Plus Fair Value of Equity Awards granted in 2023 that are outstanding and unvested at end of 2023(c)	1,673,698	139,435
Plus Change in Fair Value of Equity Awards granted prior to 2023 that are outstanding and unvested at end of 2023(d)	853,271	51,522
Plus Fair Value of Equity Awards granted in 2023 that vested in 2023(e)	282,171	56,500
Plus Change in Fair Value of Equity Awards granted prior to 2023 that vested in 2023(f)	79,418	14,242
Minus Fair Value of Equity Awards granted prior to 2023 that failed to meet applicable vesting conditions	0	0
Total	$3,299,422	$577,249

(a) See Column (k) of Summary Compensation Table under “EXECUTIVE COMPENSATION.”

(b) See Columns (e) and (g) of Summary Compensation Table under “EXECUTIVE COMPENSATION.”

(c) Calculated based on 12/31/23 stock price ($20.09).

(d) Calculated based on difference between 12/31/23 stock price ($20.09) and 12/31/22 stock price ($10.18).

(e) Calculated based on vesting date stock price. See Column (e) of Summary Compensation Table under “EXECUTIVE COMPENSATION”.

(f) Calculated based on difference between vesting date stock price and 12/31/22 stock price ($10.18).

Non-PEO NEO Average Total Compensation Amount		$ 694,531	$ 549,102	$ 460,750
Non-PEO NEO Average Compensation Actually Paid Amount		$ 684,269	491,250	577,249
Adjustment to Non-PEO NEO Compensation Footnote

[7] The amounts reported as “Compensation Actually Paid” in 2025 to Messrs. Glazer, Boehm, Griffin and Wawrin have been calculated in accordance with Item 402(v) of SEC Regulation S-K. As required by Item 402(v), the following adjustments were made to each such individual’s 2025 total compensation in order to compute “compensation actually paid”:

	Walter P. Glazer, Jr. (PEO-1)	Armin Boehm (PEO-2)	Patrick J. Griffin (PEO-3)	Average NEOs
Total Compensation Reported in Summary Compensation Table(a)	$550,573	$2,726,763	$488,161	$694,531
Minus Fair Value of Equity Awards made in 2025(b)	(309,938)	(1,070,357)	(206,504)	(89,880)
Plus Fair Value of Equity Awards granted in 2025 that are outstanding and unvested at end of 2025(c)	173,293	0	74,465	80,940
Plus Change in Fair Value of Equity Awards granted prior to 2025 that are outstanding and unvested at end of 2025(d)	(52,195)	0	(4,780)	(5,986)
Plus Fair Value of Equity Awards granted in 2025 that vested in 2025(e)	118,000	0	123,814	0
Plus Change in Fair Value of Equity Awards granted prior to 2025 that vested in 2025(f)	49,468	0	3,675	4,664
Minus Fair Value of Equity Awards granted prior to 2025 that failed to meet applicable vesting conditions	0	0	0	0
Total	$529,201	$1,656,406	$478,831	$684,269

(a) See Column (k) of Summary Compensation Table under “EXECUTIVE COMPENSATION”.

(b) See Columns (e) and (g) of Summary Compensation Table under “EXECUTIVE COMPENSATION”.

(c) Calculated based on 12/31/25 stock price ($13.49).

(d) Calculated based on difference between 12/31/25 stock price ($13.49) and 12/31/24 stock price ($14.28).

(e) Calculated based on vesting date stock price. See footnotes to Summary Compensation Table under “EXECUTIVE COMPENSATION”.

(f) Calculated based on difference between vesting date stock price and 12/31/24 stock price ($14.28).

[8] The amounts reported as “Compensation Actually Paid” in 2024 to Messrs. Glazer, Wawrin and Griffin have been calculated in accordance with Item 402(v) of SEC Regulation S-K. As required by Item 402(v), the following adjustments were made to each such individual’s 2024 total compensation in order to compute “compensation actually paid”:

	Walter P. Glazer, Jr. (PEO)	Average NEOs
Total Compensation Reported in Summary Compensation Table(a)	$1,665,978	$549,102
Minus Fair Value of Equity Awards made in 2024(b)	(736,509)	(86,535)
Plus Fair Value of Equity Awards granted in 2024 that are outstanding and unvested at end of 2024(c)	820,386	96,390
Plus Change in Fair Value of Equity Awards granted prior to 2024 that are outstanding and unvested at end of 2024(d)	(572,813)	(38,988)
Plus Fair Value of Equity Awards granted in 2024 that vested in 2024(e)	0	0
Plus Change in Fair Value of Equity Awards granted prior to 2024 that vested in 2024(f)	(276,806)	(28,719)
Minus Fair Value of Equity Awards granted prior to 2024 that failed to meet applicable vesting conditions	0	0
Total	$900,236	$491,250

(a) See Column (k) of Summary Compensation Table under “EXECUTIVE COMPENSATION.”

(b) See Column (g) of Summary Compensation Table under “EXECUTIVE COMPENSATION.”

(c) Calculated based on 12/31/24 stock price ($14.28).

(d) Calculated based on difference between 12/31/24 stock price ($14.28) and 12/31/23 stock price ($20.09).

(e) Calculated based on vesting date stock price. See Column (e) of Summary Compensation Table under “EXECUTIVE COMPENSATION”.

(f) Calculated based on difference between vesting date stock price and 12/31/23 stock price ($20.09).

[9] The amounts reported as “Compensation Actually Paid” in 2023 to Messrs. Glazer, Wawrin and Griffin have been calculated in accordance with Item 402(v) of SEC Regulation S-K. For purposes of this footnote 9, except as otherwise noted, see the Company’s 2024 Proxy Statement for all references to the Summary Compensation Table under “EXECUTIVE COMPENSATION”. As required by Item 402(v), the following adjustments were made to each such individual’s 2023 total compensation in order to compute “compensation actually paid”:

	Walter P. Glazer, Jr. (PEO)	Average NEOs
Total Compensation Reported in Summary Compensation Table(a)	$1,757,737	$460,750
Minus Fair Value of Equity Awards made in 2023(b)	(1,346,873)	(145,200)
Plus Fair Value of Equity Awards granted in 2023 that are outstanding and unvested at end of 2023(c)	1,673,698	139,435
Plus Change in Fair Value of Equity Awards granted prior to 2023 that are outstanding and unvested at end of 2023(d)	853,271	51,522
Plus Fair Value of Equity Awards granted in 2023 that vested in 2023(e)	282,171	56,500
Plus Change in Fair Value of Equity Awards granted prior to 2023 that vested in 2023(f)	79,418	14,242
Minus Fair Value of Equity Awards granted prior to 2023 that failed to meet applicable vesting conditions	0	0
Total	$3,299,422	$577,249

(a) See Column (k) of Summary Compensation Table under “EXECUTIVE COMPENSATION.”

(b) See Columns (e) and (g) of Summary Compensation Table under “EXECUTIVE COMPENSATION.”

(c) Calculated based on 12/31/23 stock price ($20.09).

(d) Calculated based on difference between 12/31/23 stock price ($20.09) and 12/31/22 stock price ($10.18).

(e) Calculated based on vesting date stock price. See Column (e) of Summary Compensation Table under “EXECUTIVE COMPENSATION”.

(f) Calculated based on difference between vesting date stock price and 12/31/22 stock price ($10.18).

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid and Presented Company Performance Measures

Compensation Actually Paid. The amounts of “Compensation Actually Paid” shown in the above Pay vs. Performance Table have been calculated as required by Item 402(v) of SEC Regulation S-K. Such calculated amounts do not represent the actual amount of compensation earned by or paid to such individuals in the fiscal years shown. Item 402(v) also requires that the Company’s total shareholder return (TSR) and net income for each of the fiscal years shown be included in the Pay vs. Performance Table as Company performance measures. While the Compensation Committee considers TSR and net income in determining executive compensation, the Committee also utilizes various other performance measures in seeking to align executive compensation with the Company’s performance as well as certain subjective measures, all as described in more detail under “Compensation Discussion and Analysis (CD&A).”

Relationship Between Compensation Actually Paid, TSR and Net Income. As discussed below in more detail, the Company believes that “compensation actually paid” with respect to its named executive officers generally aligns with the Company’s TSR and net income in fiscal years 2025, 2024 and 2023, and with the market price performance of the Company’s stock. The Company’s cumulative total shareholder return decreased by approximately 1.2% in fiscal year 2025 compared to fiscal year 2024, which decrease followed an approximately 25.4% decrease in TSR in fiscal year 2024 compared to fiscal year 2023. The Company’s fiscal year end stock price decreased by approximately 5.5% in fiscal year 2025 compared to fiscal year 2024, which decrease followed an approximately 29.0% decrease in fiscal year end stock price compared to fiscal year 2023. Net income for fiscal year 2025 increased approximately 5.5% compared to fiscal year 2024, which increase followed an approximately 32.1% increase in net income compared to fiscal year 2023. Accordingly, there does not appear to be a direct correlation between the Company’s TSR and net income. With respect to fiscal years 2025 and 2024, the Company’s TSR and stock price declined notwithstanding substantial increases in net income.

Compensation actually paid in the aggregate to Messrs. Glazer, Boehm and Griffin in fiscal year 2025 as shown in the above table was significantly impacted by the inclusion of director fees paid to Mr. Glazer, the one-time payments of a signing bonus and of severance benefits to Mr. Boehm, and the inclusion of Mr. Griffin’s full year compensation notwithstanding his serving as the Company’s principal executive officer for only the final two months of the year. Excluding the impact of those factors, aggregate compensation actually paid to the Company’s principal executive officers would have been approximately $965,000, an increase of approximately 7.2% compared to fiscal year 2024. Compensation actually paid to Mr. Wawrin in fiscal year 2025, the Company’s only non-PEO named executive officer reflected in the above table, increased by approximately 12% compared to fiscal year 2025. In fiscal year 2025 compared to fiscal year 2024, the Company’s TSR decreased approximately 1.2%, the Company’s fiscal year end stock price decreased by approximately 5.5%, and the Company’s net income increased by approximately 5.5%. Because executive officer compensation is linked to both corporate performance and stockholder value, overall “compensation actually paid” in 2025 increased largely due to the Company’s improved net income. Nonetheless, a significant portion of executive officer compensation is directly linked to the Company’s stock performance, such that decreased stock value partially offset the compensation increases otherwise realized by the Company’s executive officers other than for Mr. Boehm, whose compensation was entirely paid in cash.

In fiscal year 2024 compared to fiscal year 2023, the Company’s TSR decreased by approximately 25.4%, the Company’s fiscal year end stock price decreased by approximately 28.9%, and the Company’s net income increased substantially by approximately 32.1%. Because executive officer compensation is substantially related to stock performance, “compensation actually paid” in 2024 substantially decreased notwithstanding that the annual incentive compensation paid to executive officers for fiscal year 2024 significantly increased largely due to the Company’s improved net income.

Accordingly, notwithstanding that the Company’s TSR and net income are not in direct alignment, the Company believes that the amount of “compensation actually paid” bears a significant correlation to the Company’s total shareholder return, particularly as to stock-based incentive compensation, and to the Company’s net income, particularly as to annual incentive compensation, for the fiscal years shown above.

Compensation Actually Paid vs. Net Income

Relationship Between Compensation Actually Paid and Presented Company Performance Measures

Compensation Actually Paid. The amounts of “Compensation Actually Paid” shown in the above Pay vs. Performance Table have been calculated as required by Item 402(v) of SEC Regulation S-K. Such calculated amounts do not represent the actual amount of compensation earned by or paid to such individuals in the fiscal years shown. Item 402(v) also requires that the Company’s total shareholder return (TSR) and net income for each of the fiscal years shown be included in the Pay vs. Performance Table as Company performance measures. While the Compensation Committee considers TSR and net income in determining executive compensation, the Committee also utilizes various other performance measures in seeking to align executive compensation with the Company’s performance as well as certain subjective measures, all as described in more detail under “Compensation Discussion and Analysis (CD&A).”

Relationship Between Compensation Actually Paid, TSR and Net Income. As discussed below in more detail, the Company believes that “compensation actually paid” with respect to its named executive officers generally aligns with the Company’s TSR and net income in fiscal years 2025, 2024 and 2023, and with the market price performance of the Company’s stock. The Company’s cumulative total shareholder return decreased by approximately 1.2% in fiscal year 2025 compared to fiscal year 2024, which decrease followed an approximately 25.4% decrease in TSR in fiscal year 2024 compared to fiscal year 2023. The Company’s fiscal year end stock price decreased by approximately 5.5% in fiscal year 2025 compared to fiscal year 2024, which decrease followed an approximately 29.0% decrease in fiscal year end stock price compared to fiscal year 2023. Net income for fiscal year 2025 increased approximately 5.5% compared to fiscal year 2024, which increase followed an approximately 32.1% increase in net income compared to fiscal year 2023. Accordingly, there does not appear to be a direct correlation between the Company’s TSR and net income. With respect to fiscal years 2025 and 2024, the Company’s TSR and stock price declined notwithstanding substantial increases in net income.

Compensation actually paid in the aggregate to Messrs. Glazer, Boehm and Griffin in fiscal year 2025 as shown in the above table was significantly impacted by the inclusion of director fees paid to Mr. Glazer, the one-time payments of a signing bonus and of severance benefits to Mr. Boehm, and the inclusion of Mr. Griffin’s full year compensation notwithstanding his serving as the Company’s principal executive officer for only the final two months of the year. Excluding the impact of those factors, aggregate compensation actually paid to the Company’s principal executive officers would have been approximately $965,000, an increase of approximately 7.2% compared to fiscal year 2024. Compensation actually paid to Mr. Wawrin in fiscal year 2025, the Company’s only non-PEO named executive officer reflected in the above table, increased by approximately 12% compared to fiscal year 2025. In fiscal year 2025 compared to fiscal year 2024, the Company’s TSR decreased approximately 1.2%, the Company’s fiscal year end stock price decreased by approximately 5.5%, and the Company’s net income increased by approximately 5.5%. Because executive officer compensation is linked to both corporate performance and stockholder value, overall “compensation actually paid” in 2025 increased largely due to the Company’s improved net income. Nonetheless, a significant portion of executive officer compensation is directly linked to the Company’s stock performance, such that decreased stock value partially offset the compensation increases otherwise realized by the Company’s executive officers other than for Mr. Boehm, whose compensation was entirely paid in cash.

In fiscal year 2024 compared to fiscal year 2023, the Company’s TSR decreased by approximately 25.4%, the Company’s fiscal year end stock price decreased by approximately 28.9%, and the Company’s net income increased substantially by approximately 32.1%. Because executive officer compensation is substantially related to stock performance, “compensation actually paid” in 2024 substantially decreased notwithstanding that the annual incentive compensation paid to executive officers for fiscal year 2024 significantly increased largely due to the Company’s improved net income.

Accordingly, notwithstanding that the Company’s TSR and net income are not in direct alignment, the Company believes that the amount of “compensation actually paid” bears a significant correlation to the Company’s total shareholder return, particularly as to stock-based incentive compensation, and to the Company’s net income, particularly as to annual incentive compensation, for the fiscal years shown above.

Total Shareholder Return Amount		$ 148.72	150.59	201.77
Net Income (Loss)		13,701,000	12,986,000	9,829,000
Walter P. Glazer, Jr. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		550,573	1,665,978	1,757,737
PEO Actually Paid Compensation Amount		529,201	900,236	3,299,422
Armin Boehm [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,726,763	2,726,763
PEO Actually Paid Compensation Amount	1,656,406	1,656,406
Patrick J. Griffin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		488,161
PEO Actually Paid Compensation Amount		478,831
PEO | Walter P. Glazer, Jr. [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(309,938)	(736,509)	(1,346,873)
PEO | Walter P. Glazer, Jr. [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		173,293	820,386	1,673,698
PEO | Walter P. Glazer, Jr. [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(52,195)	(572,813)	853,271
PEO | Walter P. Glazer, Jr. [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		118,000	0	282,171
PEO | Walter P. Glazer, Jr. [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		49,468	(276,806)	79,418
PEO | Walter P. Glazer, Jr. [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Armin Boehm [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,070,357)
PEO | Armin Boehm [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Armin Boehm [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Armin Boehm [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Armin Boehm [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Armin Boehm [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Patrick J. Griffin [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(206,504)
PEO | Patrick J. Griffin [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		74,465
PEO | Patrick J. Griffin [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,780)
PEO | Patrick J. Griffin [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		123,814
PEO | Patrick J. Griffin [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,675
PEO | Patrick J. Griffin [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(89,880)	(86,535)	(145,200)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		80,940	96,390	139,435
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,986)	(38,988)	51,522
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	56,500
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,664	(28,719)	14,242
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ 0	$ 0